Commitments - Schedule of Contractual Obligations and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital commitments [abstract]
Intangible assets	£ 17,048	£ 19,183
Property, plant and equipment	764	754
Investments	175	203
Total contractual obligations and commitments	£ 17,987	£ 20,140